Offsetting financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	₩ 59,114,509	₩ 54,023,073
Gross amounts of recognized financial liabilities set off in the statement of financial position	28,328,688	27,771,909
Net amounts of financial liabilities presented in the statement of financial position	30,785,821	26,251,164
Related amounts not set off in the statement of financial position (Financial instruments)	19,998,507	16,863,187
Related amounts not set off in the statement of financial position (Cash collateral received)	11,693	0
Net amount	10,775,621	9,387,977
Derivatives and other financial instruments
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	20,315,089	18,453,087
Gross amounts of recognized financial liabilities set off in the statement of financial position	1,319,365	1,268,779
Net amounts of financial liabilities presented in the statement of financial position	18,995,724	17,184,308
Related amounts not set off in the statement of financial position (Financial instruments)	8,279,924	7,850,210
Related amounts not set off in the statement of financial position (Cash collateral received)	11,693	0
Net amount	10,704,107	9,334,098
Bonds sold under repurchase agreements
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	8,717,336	7,170,744
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	8,717,336	7,170,744
Related amounts not set off in the statement of financial position (Financial instruments)	8,717,336	7,170,744
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Securities borrowed
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	1,135,614	746,521
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	1,135,614	746,521
Related amounts not set off in the statement of financial position (Financial instruments)	1,135,614	746,521
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement pending
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	28,936,661	27,647,185
Gross amounts of recognized financial liabilities set off in the statement of financial position	27,008,189	26,502,611
Net amounts of financial liabilities presented in the statement of financial position	1,928,472	1,144,574
Related amounts not set off in the statement of financial position (Financial instruments)	1,857,152	1,090,808
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	71,320	53,766
Payable from purchase of securities
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	1,607	552
Gross amounts of recognized financial liabilities set off in the statement of financial position	1,134	519
Net amounts of financial liabilities presented in the statement of financial position	473	33
Related amounts not set off in the statement of financial position (Financial instruments)	473	33
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Insurance payables
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	8,202	4,984
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	8,202	4,984
Related amounts not set off in the statement of financial position (Financial instruments)	8,008	4,871
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 194	₩ 113